SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023
Subsequent Events [Abstract]
Depreciation expenses	$ 698	$ 214	$ 2,747
Legal proceedings	$ 0